Derivative Instruments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative Liabilities	$ 1,510,187		$ 1,510,187
Debt discount on derivative liability	1,186,250		1,186,250
Derivative expense			445,815
Fair value of the derivative liability	4,241,206		4,241,206
Loss on change in value of derivative liability	326,237	$ 16,250	445,815	$ 576,143
Amortization of debt discount			324,175
Debt discount net	862,075		862,075
Derivative liability	$ 4,241,206		$ 4,241,206
Derivative gain					$ 1,188,041
May 31, 2014 [Member]
Fair value of the derivative liability					23,059
Loss on change in value of derivative liability					$ 16,251
Description of derivative terms

The terms of the notes provided that the conversion price of $60.00 will reset to $30.00 if the Company’s securities offering  falls below $60.00 per share or if the securities offering is not completed by May 31, 2014.

Derivative liability					$ 6,808
October 2014 [Member]
Fair value of the derivative liability					510,270
Derivative liability					2,274,454
Derivative gain					1,764,184
Note issued					63,102
February 28, 2014 [Member]
Debt discount on derivative liability					267,417
Fair value of the derivative liability					827,309
Loss on change in value of derivative liability					$ 258,215
Description of derivative terms

the terms of the notes provided that the conversion price of $60.00 will reset to $30.00 if the Company's securities offering falls below $60.00 per share or if the securities offering is not completed by February 28, 2014.

Derivative liability					$ 525,632
Additional derivative loss					$ 301,677